S000039680 [Member] Annual Fund Operating Expenses - Nuveen Short Duration High Yield Municipal Bond Fund	Mar. 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.11%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	0.87%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.11%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	0.67%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.11%	[1]
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	1.67%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.